Investment Objectives and Goals	Dec. 31, 2025
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Large-Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Objective, Secondary [Text Block]	As a secondary goal, the fund also seeks to provide current income.
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Mid-Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Objective, Secondary [Text Block]	As a secondary goal, the fund also seeks to provide current income.
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Small-Cap Value Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Objective, Secondary [Text Block]	As a secondary goal, the fund also seeks to provide current income.
Virtus Seix Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Core Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Virtus Seix Floating Rate High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Floating Rate High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of attempting to provide a high level of current income.
Virtus Seix High Grade Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix High Grade Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Virtus Seix High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix High Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking high income and, secondarily, capital appreciation.
Objective, Secondary [Text Block]	secondarily, capital appreciation.
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Virtus Seix Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Virtus SGA International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide long-term capital appreciation.
Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Large-Cap Growth Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide capital appreciation.
Virtus Zevenbergen Innovative Growth Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Zevenbergen Innovative Growth Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to provide long-term capital appreciation.